Label	Element	Value
Soundwatch Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Soundwatch Enhanced Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Soundwatch Enhanced Income Fund (the “Fund”) seeks to provide income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first two years).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a core portfolio of fixed income exchange traded funds (“ETFs”) and/or fixed income mutual funds (“Mutual Funds”) that invest primarily in U.S. investment grade fixed income securities with an average duration of less than five years. The ETFs and/or Mutual Funds typically invest at least 80% of their net assets in investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The Fund will buy and hold its core portfolio of ETFs and/or Mutual Funds which will result in a low turnover rate.

To pursue its “enhanced income” strategy, the Fund systematically buys and sells equity and/or index options and option spreads to generate additional income. Through a proprietary rules-based BUY, HOLD & HARVEST™ strategy (the “Strategy”), the Adviser aims to provide better risk-adjusted returns across market cycles compared to an investment in a short- to medium-term U.S. investment grade bond index such as the Bloomberg Barclays USD Aggregate Bond Index (the "Index"). When making purchase and sale decisions, the Adviser may utilize an analysis of historical and present performance return data as well as correlation data concerning price and market trends.

As part of the Strategy, the Adviser also aims to limit the risk on short options by holding offsetting long option positions which may also reduce the Fund’s returns. The short option leg will be profitable if the premium received is greater than the intrinsic value at maturity or the premium at which the option is closed out/repurchased. The long option position will be profitable if the option premium paid is less than the intrinsic value at maturity or the premium at which the option is closed out or sold.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In particular, the following risks could affect the value of your investment:

Equity Securities Risk: Equity linked securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

ETF/Mutual Fund Risk: When the Fund invests in an ETF or another mutual fund, shareholders will indirectly bear fees and expenses charged by the ETF or fund in which the Fund invests in addition to the Fund’s direct fees and expenses. The risk of owning an ETF or fund generally reflects the risks of owning the underlying securities that the ETF or fund holds. The Fund also will incur brokerage costs when it purchases ETFs. ETF shares are listed and traded on a securities exchange and may trade at a premium or at a discount. Also, there is no guarantee that an active trading market for such shares will exist.

Fixed Income Securities Risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Although the Fund invests only in investment grade debt securities, the risk remains that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.

Implied Volatility Risk: When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s net asset value.

Leverage Risk: The term “leverage” is used in the context of the Fund buying and selling equity and index call and put options, and option spreads, which may result in being exposed to greater losses than if the Fund invested directly in a security. Certain derivative instruments, like options, provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If leveraged, the Fund has the risk of losing more than its original investment.

Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and perceptions about the creditworthiness of individual issuers. Markets are volatile and values of individual securities can decline significantly in value in response to adverse issuer, political, regulatory, market, economic, and other developments that may cause broad changes in market values.

Models and Data Risk: The Adviser relies on its proprietary model (“Models and Data”) in making investment decisions for the Fund. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential loss. For example, by relying on Models and Data the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether.

New Fund Risk: The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Options Risk: Options are derivatives and may be subject to greater fluctuations in value than an investment in the underlying securities. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying security, index, currency or other instrument at a specified exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at a specified exercise price.

Under certain market conditions, the buying and selling of options, including option spreads, may limit the returns of the Fund. Options may also be illiquid and the Fund may have difficulty closing out its position prior to expiration.

●	Option Purchasing Risk: When the Fund purchases an option on a security or index, it may lose the entire premium paid if the intrinsic value of the option is zero at maturity.

●	Option Spread Purchasing Risk: An option spread is created when two calls (or puts) with differing strikes and/or maturities are bought and sold simultaneously in the same number of units. When the Fund purchases an option spread on a security or index, it may lose the entire premium paid if the intrinsic value of the option spread is zero at maturity. A put spread also will not protect the entire loss of the security, but only in the amount equal to the value of the long put options less the value of the short put options.

●	Option Spread Selling Risk: By selling (writing) option spreads in return for the receipt of premiums, the Fund will give up some of the opportunity to benefit from potential increases (or decreases) in the value of the underlying securities above (or below the exercise prices) of the written options. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time.

Transactions Risk: The Fund could experience a loss, and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

U.S. Government Securities Risk. U.S. Government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the United States, and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Not all securities issued by U.S. Government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available by calling the Fund toll-free at 888-BHH-4601 (888-244-4601).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-244-4601
Soundwatch Enhanced Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 368

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[3]	Soundwatch Capital, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding taxes, leverage expense, brokerage commissions, acquired fund fees and expenses, interest expense and dividends paid on short sales or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.95% of average daily net assets of the Fund's Institutional Class (the "Expense Cap"). The Expense Cap will remain in effect through at least February 28, 2019, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to, if different, the Expense Cap at the time of waiver/payment or the Expense Cap at the time of recoupment, whichever is lower.